Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Financial assets fair value through profit or loss	$ 23,455	$ 17,983
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	5,223	4,769
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	5,223	4,769
Fair value through other comprehensive income | Level 1
Financial Instruments
Financial assets fair value through profit or loss	13,528	13,044
Fair value through other comprehensive income | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,721	3,809
Fair value through other comprehensive income | Level 3
Financial Instruments
Financial assets fair value through profit or loss	6,206	1,130
Equity securities | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	6,230	5,631
Equity securities | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss	2,509	1,822
Equity securities | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,721	3,809
Equity securities | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	873	3,421
Debt securities | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss		2,403
Debt securities | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	873	1,018
Debt securities | Fair value through other comprehensive income
Financial Instruments
Financial assets fair value through profit or loss	11,019	8,819
Debt securities | Fair value through other comprehensive income | Level 1
Financial Instruments
Financial assets fair value through profit or loss	11,019	8,819
Debt securities | Fair value through other comprehensive income | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | Fair value through other comprehensive income | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Investment funds | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	4,096	112
Investment funds | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	4,096	$ 112
Long-term loan receivable | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	1,237
Long-term loan receivable | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0
Long-term loan receivable | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0
Long-term loan receivable | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 1,237